Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 5,010,069	₩ 4,012,215
Investment Property And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 5,320,753